Schedule of Investments - Virtus WMC International Dividend ETF

July 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.1%
Australia - 8.2%
BHP Group Ltd.	7,641	$236,145
Computershare Ltd.	3,280	55,256
Fortescue Metals Group Ltd.	3,697	53,837
Glencore PLC	16,592	100,835
Rio Tinto PLC	4,139	273,557
Woodside Energy Group Ltd.	1,379	35,189
Total Australia		754,819
Austria - 1.2%
OMV AG	2,438	109,904
Brazil - 1.3%
Yara International ASA	2,815	115,099
Canada - 5.0%
BCE, Inc.	2,123	91,704
Canadian Imperial Bank of Commerce	1,477	65,055
Enbridge, Inc.	2,323	85,405
Keyera Corp.	380	9,513
Manulife Financial Corp.	5,269	105,328
TELUS Corp.	5,883	104,753
Total Canada		461,758
China - 0.9%
BOC Hong Kong Holdings Ltd.	28,635	87,019
Denmark - 0.8%
Tryg A/S	3,838	75,827
France - 6.6%
AXA SA	3,721	114,433
Bouygues SA	3,334	119,393
Engie SA	5,539	90,816
Orange SA	7,122	80,531
TotalEnergies SE	3,328	202,205
Total France		607,378
Germany - 5.8%
Allianz SE	1,407	336,319
BASF SE	2,173	116,523
DHL Group	1,533	78,748
Total Germany		531,590
Hong Kong - 3.2%
HKT Trust & HKT Ltd.	71,814	84,623
MTR Corp. Ltd.	16,199	74,464
Power Assets Holdings Ltd.	19,091	99,875
Sino Land Co., Ltd.	19,799	24,244
WH Group Ltd.(1)	23,690	12,819
Total Hong Kong		296,025
Italy - 6.1%
Assicurazioni Generali SpA	6,736	143,533
Enel SpA	38,452	265,169
Eni SpA	2,493	38,057
Intesa Sanpaolo SpA	31,866	92,112
Snam SpA	5,271	27,714
Total Italy		566,585
Japan - 14.7%
Canon, Inc.	2,032	52,462
Daito Trust Construction Co., Ltd.	882	94,793
Daiwa House Industry Co., Ltd.	418	11,347
Disco Corp.	60	11,235
Isuzu Motors Ltd.	7,242	93,767
ITOCHU Corp.	634	25,625
Itochu Techno-Solutions Corp.	414	10,482
Japan Tobacco, Inc.	7,876	174,555
Komatsu Ltd.	1,967	54,808
Mitsubishi HC Capital, Inc.	9,876	65,248
SBI Holdings, Inc.	4,672	98,504
Sekisui House Ltd.	6,246	127,278
SoftBank Corp.	17,299	191,880
Sumitomo Corp.	3,307	70,829
Takeda Pharmaceutical Co., Ltd.	2,659	81,135
Tokio Marine Holdings, Inc.	3,268	74,863
Trend Micro, Inc.	1,566	73,861
USS Co., Ltd.	2,636	45,636
Total Japan		1,358,308
Netherlands - 0.5%
Koninklijke Ahold Delhaize NV	1,405	48,484
Norway - 3.1%
Aker BP ASA	3,061	85,562
Equinor ASA	3,167	96,369
Telenor ASA	9,631	103,104
Total Norway		285,035
Singapore - 6.9%
CapitaLand Ascendas REIT	22,851	48,288
CapitaLand Integrated Commercial Trust	47,384	72,693
DBS Group Holdings Ltd.	3,946	101,666
Oversea-Chinese Banking Corp. Ltd.	20,784	207,879
Singapore Technologies Engineering Ltd.	37,843	106,151
Venture Corp. Ltd.	8,483	95,563
Total Singapore		632,240
Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	2,767	96,716
CaixaBank SA	6,541	26,387
Enagas SA	5,302	94,060
Iberdrola SA	733	9,152
Redeia Corp. SA	1,329	22,218
Total Spain		248,533
Sweden - 1.5%
Svenska Handelsbanken AB Class A	4,414	38,746
Tele2 AB Class B	6,562	49,384
Volvo AB Class B	2,464	54,318
Total Sweden		142,448
Switzerland - 9.4%
Adecco Group AG	3,277	133,064
Kuehne + Nagel International AG	215	67,159
Novartis AG	3,340	348,803
Zurich Insurance Group AG	663	319,925
Total Switzerland		868,951
United Kingdom - 11.5%
BAE Systems PLC	5,913	70,679
British American Tobacco PLC	2,648	88,883
Imperial Brands PLC	6,708	158,357
Legal & General Group PLC	31,079	93,092
M&G PLC	10,142	26,110
National Grid PLC	9,770	129,333
Phoenix Group Holdings PLC	12,466	88,022
Unilever PLC	7,036	378,433
Vodafone Group PLC	31,967	30,535
Total United Kingdom		1,063,444
United States - 8.7%
GSK PLC	1,382	24,557
Sanofi	3,377	360,498

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Stellantis NV	12,802	$262,430
Swiss Re AG	1,534	159,900
Total United States		807,385
Total Common Stocks
(Cost $8,475,213)		9,060,832

PREFERRED STOCKS - 1.1%

Germany - 1.1%
Porsche Automobil Holding SE, 4.75%	1,739	102,829

Total Preferred Stocks
(Cost $99,768)		102,829

TOTAL INVESTMENTS - 99.2%
(Cost $8,574,981)		9,163,661
Other Assets in Excess of Liabilities - 0.8%		76,356
Net Assets - 100.0%		$9,240,017

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2023, the aggregate value of these securities was $12,819, or 0.1% of net assets.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$9,060,832	$—	$—	$9,060,832
Preferred Stock	102,829	—	—	102,829
Total	$9,163,661	$—	$—	$9,163,661

Sector Breakdown
As of July 31, 2023 (based on net assets)

Financials	25.1%
Industrials	10.9%
Materials	9.7%
Consumer Staples	9.3%
Health Care	8.8%
Utilities	8.0%

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2023 (unaudited)

Sector Breakdown (continued)
Communication Services	8.0%
Energy	7.2%
Consumer Discretionary	6.8%
Information Technology	2.7%
Real Estate	2.7%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%